Supplementary Financial Statement Information (Details) - Schedule of selling and marketing expenses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of selling and marketing expenses [Abstract]
Payroll and related expenses	$ 337	$ 289	$ 137
Overseas travels	56	24	158
Other	92	44	149
Less – Grants received		(9)	(52)
Net selling and marketing expenses	$ 485	$ 348	$ 392